UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06540

Name of Fund:    BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

Quality Fund III, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.7%
City of Birmingham Alabama, GO, Convertible CAB, Series A1, 0.00%, 3/01/45 (a)	$2,920	$2,958,865
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (b)	3,605	3,968,709

		6,927,574
Alaska — 1.5%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	2,690	2,978,422
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC) (b):
6.00%, 9/01/19	6,450	7,171,561
6.00%, 9/01/19	3,700	4,113,919

		14,263,902
Arizona — 0.7%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F Housing, Series A-2, AMT (Fannie Mae), 5.80%, 7/01/40	120	121,665
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A:
3.25%, 1/01/37	2,020	1,929,120
5.00%, 1/01/38	1,095	1,238,368
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/27	3,075	3,333,761

		6,622,914
California — 12.4%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.40%, 10/01/17 (a)(b)	10,000	10,191,200
Alameda County Joint Powers Authority, Refunding RB, 5.00%, 12/01/17 (b)	6,990	7,161,465
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,550	1,675,473
Sutter Health, Series B, 5.88%, 8/15/31	3,200	3,637,568

Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, Refunding RB:
Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47 (c)	$3,625	$4,466,942
St. Joseph Health System, Series A, 5.00%, 7/01/37	2,965	3,314,603
California State University, RB, Systemwide, Series A, 5.50%, 5/01/19 (b)	1,525	1,661,427
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	1,065	1,065,373
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A, 5.00%, 4/01/42	4,030	4,400,236
St. Joseph Health System, Series E (AGM), 5.25%, 7/01/18 (b)	4,000	4,203,840
City of Redding California Electric System Revenue, COP, Refunding Series A (AGM):
5.00%, 6/1/18 (b)	1,100	1,149,940
5.00%, 6/1/30	800	830,392
City of San Jose CA, International Airport SJC, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 3/01/36	1,160	1,307,877
Series A, 5.00%, 3/01/37	1,275	1,433,011
Series A-1, 5.75%, 3/01/34	2,300	2,606,889
County of Sacramento California, ARB, Senior Series A, 5.00%, 7/01/18 (b)	10,000	10,488,900
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/21 (b)	1,830	2,149,536
Dublin Unified School District California, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/34 (d)	5,000	1,867,300
Grossmont Union High School District, GO, CAB, Election of 2004, 0.00%, 8/01/31 (d)	5,110	3,085,367
Long Beach Unified School District, GO, CAB, Election of 2008, Series B, 0.00%, 8/01/34 (d)	5,000	2,530,700

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (b)	$1,200	$1,213,128
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (a)	3,975	2,936,491
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (d)	7,620	3,008,376
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	2,500	2,619,175
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B (d):
0.00%, 8/01/35	7,820	3,720,521
0.00%, 8/01/36	10,000	4,516,600
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C (d):
0.00%, 8/01/37	8,000	3,508,800
0.00%, 8/01/38	12,940	5,426,518
San Diego California Unified School District, GO, CAB, Election of 2008, Series G (d):
0.00%, 7/01/34	1,860	832,238
0.00%, 7/01/35	1,970	826,868
0.00%, 7/01/36	2,960	1,166,270
0.00%, 7/01/37	1,975	731,718
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 7/01/31 (d)	3,485	2,125,153
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	1,800	2,013,660
5.00%, 8/01/38	1,600	1,787,840
State of California, GO, Refunding, Various Purposes:
5.00%, 9/01/41	2,700	2,998,323
5.00%, 10/01/41	2,555	2,842,489
State of California, GO, Series 2007-2 (NPFGC), 5.50%, 4/01/30	10	10,036
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.00%, 11/01/38	5,040	5,650,949

Municipal Bonds	Par (000)	Value
California (continued)
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 8/01/36 (d)	$6,545	$2,907,485

		120,070,677
Colorado — 0.8%
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/36	1,500	1,648,575
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	5,655	6,253,695

		7,902,270
Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, RB, Yale University Issue, Series T-1, 4.70%, 7/01/29	5,000	5,032,250
District of Columbia — 1.1%
Metropolitan Washington Airports Authority, RB, AMT, Series B (AMBAC), 5.00%, 10/01/32	10,000	10,158,300
Florida — 14.2%
City of Tallahassee Florida Energy System Revenue, RB (NPFGC), 5.00%, 10/01/32	3,300	3,352,635
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	4,535	4,872,087
County of Broward Florida Airport System Revenue, RB, Series A , AMT, 5.00%, 10/01/40	3,000	3,295,950
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/18 (b)	13,100	13,761,157
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (b)	2,250	2,387,092
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,750	1,932,123
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	2,600	2,950,324
5.38%, 10/01/32	3,440	3,826,243
County of Miami-Dade Florida, GO, Building Better Communities Program (b):
Series B, 6.38%, 7/01/18	6,000	6,381,540

2	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida, GO, Building Better Communities Program (b) (continued):
Series B-1, 5.75%, 7/01/18	$3,700	$3,908,310
County of Miami-Dade Florida, RB, Seaport:
Department, Series A, 6.00%, 10/01/38	5,695	6,792,882
Department, Series B, AMT, 6.25%, 10/01/38	1,165	1,382,482
Department, Series B, AMT, 6.00%, 10/01/42	1,865	2,157,842
Series B, AMT, 6.00%, 10/01/30	1,820	2,145,598
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series C (BHAC), 6.00%, 10/01/18 (b)	20,095	21,521,745
County of Miami-Dade Florida Aviation, Refunding ARB, AMT:
5.00%, 10/01/34	530	590,367
Miami International Airport, Series A (AGM), 5.50%, 10/01/18 (b)	19,020	20,216,548
County of Miami-Dade Florida Educational Facilities Authority, RB, University Miami, Series A, 5.00%, 4/01/40	14,360	15,672,935
County of Miami-Dade Florida Health Facilities Authority, Refunding RB, Nicklaus Children’s Hospital Project, 5.00%, 8/01/42	1,675	1,860,892
County of Miami-Dade Florida Transit System, RB, Surtax (AGM), 5.00%, 7/01/18 (b)	2,800	2,933,168
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 8/1/41	1,550	1,656,470
5.00%, 8/1/47	4,590	4,883,485
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/1/21 (b)	50	57,615
5.00%, 10/1/31	3,050	3,445,615

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	$5,135	$5,471,342

		137,456,447
Georgia — 1.8%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, Series A, 5.00%, 11/01/38 (c)	2,715	3,163,409
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	1,405	1,634,704
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, 3rd Indenture, Series B, 5.00%, 7/01/17 (b)	10,000	10,073,300
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/33	395	431,399
5.00%, 4/01/44	1,775	1,906,936

		17,209,748
Hawaii — 0.4%
State of Hawaii Department of Transportation, COP, AMT:
5.00%, 8/01/27	2,000	2,224,100
5.00%, 8/01/28	1,775	1,961,712

		4,185,812
Illinois — 13.7%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A, 5.75%, 1/01/39	9,000	10,142,100
City of Chicago Illinois, GO, Refunding, Series A:
5.00%, 1/01/35	5,000	4,784,650
Project, 5.25%, 1/01/33	2,340	2,303,005
City of Chicago Illinois, RB:
O’Hare International Airport, Senior Lien, Series D, 5.25%, 1/01/42	8,285	9,576,300
Transit Authority, Sales Tax Receipts, 5.25%, 12/01/36	1,620	1,734,275
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, AMT, Series B, 5.00%, 1/01/31	2,425	2,632,774

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, Refunding RB, Series A:
Midway International Airport, 2nd Lien, AMT, 5.00%, 1/01/34	$3,035	$3,313,188
Sales Tax Receipts, 5.00%, 1/01/41	1,470	1,496,240
Waterworks, 2nd Lien (AMBAC), 5.00%, 11/01/36	3,500	3,510,115
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.13%, 12/01/38	3,250	3,374,930
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	615	654,686
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	8,700	9,792,024
Illinois Finance Authority, Refunding RB:
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	5,250	5,768,857
Silver Cross Hospital and Medical Centers, 4.13%, 8/15/37	1,965	1,930,396
Silver Cross Hospital and Medical Centers, 5.00%, 8/15/44	985	1,038,249
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC) (d):
0.00%, 12/15/26	8,500	5,839,500
0.00%, 6/15/32	14,000	7,150,640
0.00%, 12/15/33	20,000	9,448,800
0.00%, 12/15/34	41,880	18,686,856
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (d)	9,430	2,535,821
Railsplitter Illinois Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,700	1,933,903
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 6/01/20	560	617,327
State of Illinois, GO:
5.25%, 7/01/29	3,160	3,264,849
5.25%, 2/01/33	5,860	5,966,183

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois, GO (continued):
5.50%, 7/01/33	$2,235	$2,326,076
5.25%, 2/01/34	5,360	5,444,849
5.50%, 7/01/38	1,200	1,243,692
State of Illinois Toll Highway Authority, RB, Series B:
5.50%, 1/01/18 (b)	4,000	4,124,600
(BHAC), 5.50%, 1/01/18 (b)	2,000	2,062,300

		132,697,185
Indiana — 2.8%
City of Indianapolis Indiana, Refunding RB, Series B (AGC), 5.25%, 8/15/18 (b)	5,000	5,279,350
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	2,900	3,275,202
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	1,400	1,486,478
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (b)	5,000	5,412,400
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/19 (b)	565	609,556
5.75%, 1/01/38	2,335	2,495,274
(AGC), 5.25%, 1/01/19 (b)	265	283,704
(AGC), 5.50%, 1/01/19 (b)	830	892,018
(AGC), 5.25%, 1/01/29	1,085	1,160,831
(AGC), 5.50%, 1/01/38	3,420	3,638,914
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	2,425	2,574,792

		27,108,519
Iowa — 2.5%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/19 (b)	12,650	13,939,541
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	2,580	2,770,559
5.70%, 12/01/27	2,570	2,744,092
5.75%, 12/01/28	1,360	1,451,405
5.80%, 12/01/29	1,735	1,848,105

4	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Iowa (continued)
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT (continued):
5.85%, 12/01/30	$1,805	$1,924,094

		24,677,796
Kentucky — 1.9%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	1,000	1,072,280
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/39 (a)	8,225	6,799,690
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC):	10,000
5.25%, 2/01/19 (b)	3,545	3,803,431
5.25%, 2/01/19 (b)	5,315	5,702,463
5.25%, 2/01/27	685	731,272
5.25%, 2/01/28	455	485,403

		18,594,539
Louisiana — 2.7%
City of New Orleans Louisiana Aviation Board, RB, AMT:
Series A (AGM), 5.25%, 1/01/32	6,405	6,545,013
Series B, 5.00%, 1/01/40	4,825	5,217,080
Jefferson Sales Tax District, RB, Series B (AGM:	3,375
5.00%, 2/01/34	670	770,446
5.00%, 2/01/35	895	1,024,014
5.00%, 2/01/36	805	917,966
5.00%, 2/01/37	1,005	1,142,193
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 2/01/44	8,155	8,854,454
Louisiana Public Facilities Authority, RB, Provident Group-Flagship Properties LLC, Series A, 5.00%, 7/01/56	1,990	2,112,982

		26,584,148

Municipal Bonds	Par (000)	Value
Massachusetts — 2.0%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 1/01/47	$5,950	$6,423,144
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/43	1,045	1,129,760
Massachusetts HFA, RB, M/F Housing, Series B, 7.00%, 12/01/38	3,150	3,290,711
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	2,235	2,263,407
Series C, 5.35%, 12/01/42	2,395	2,546,723
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	3,495	3,928,240

		19,581,985
Michigan — 7.6%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/19 (b)	1,075	1,192,906
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	3,185	3,621,791
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 3.25%, 11/15/42	2,505	2,127,296
Trinity Health Credit Group, 5.00%, 12/01/21 (b)	60	69,470
Trinity Health Credit Group, 5.00%, 12/01/39	16,040	17,961,111
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series D, 5.00%, 9/01/39	1,330	1,455,472
State of Michigan, RB, GAB (AGM) (b):
5.25%, 9/15/17	10,000	10,167,800
5.25%, 9/15/17	6,650	6,761,587
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/18 (b)	1,890	2,032,487
Series I, 6.25%, 10/15/18 (b)	1,130	1,215,191
Series I, 6.25%, 10/15/38	105	112,399

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Michigan (continued)
State of Michigan Building Authority, Refunding RB, Facilities Program (continued):
Series I (AGC), 5.25%, 10/15/24	$1,750	$1,911,245
Series I (AGC), 5.25%, 10/15/25	3,250	3,546,140
Series I-A, 5.38%, 10/15/36	2,075	2,334,728
Series I-A, 5.38%, 10/15/41	1,900	2,128,418
Series II-A (AGM), 5.25%, 10/15/36	8,040	8,993,223
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	1,515	1,586,023
Wayne County Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	5,000	5,259,550
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	1,080	1,187,298

		73,664,135
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (b)	845	916,174
6.50%, 11/15/38	4,655	4,996,305

		5,912,479
Nebraska — 0.8%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 9/01/37	6,825	7,429,763
Nevada — 1.1%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (b)	2,250	2,461,680
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	2,000	2,163,520
(AGM), 5.25%, 7/01/39	5,170	5,595,543

		10,220,743
New Jersey — 8.5%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 1/01/43	4,920	5,455,689

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB (continued):
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 1/01/34	$1,930	$2,076,468
Series WW, 5.25%, 6/15/33	445	458,595
Series WW, 5.00%, 6/15/34	570	574,891
Series WW, 5.00%, 6/15/36	2,635	2,647,068
Series WW, 5.25%, 6/15/40	1,025	1,044,629
New Jersey EDA, Refunding RB, School Facilities Construction:
Series N-1 (AMBAC), 5.50%, 9/01/24	6,325	7,095,322
New Jersey EDA, Refunding RB, School Facilities Construction (continued):
Series N-1 (NPFGC), 5.50%, 9/01/28	1,685	1,980,279
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	900	985,230
5.50%, 12/01/26	1,295	1,413,363
5.75%, 12/01/28	145	158,572
5.88%, 12/01/33	6,895	7,522,721
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	2,645	2,766,194
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (d)	18,525	6,765,886
CAB, Transportation System, Series C (AGC) (AMBAC), 0.00%, 12/15/25 (d)	8,550	6,175,408
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/28	4,205	4,505,069
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/29	2,145	2,281,079
Transportation Program, Series AA, 5.25%, 6/15/33	4,150	4,296,910
Transportation Program, Series AA, 5.00%, 6/15/38	4,990	5,010,509
Transportation System, Series A, 5.50%, 6/15/41	2,980	3,067,254
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	4,000	4,720,160

6	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series AA, 5.50%, 6/15/39	$5,625	$5,883,300
Transportation System, Series B, 5.50%, 6/15/31	1,000	1,048,390
Transportation System, Series B, 5.00%, 6/15/42	2,575	2,575,798
Transportation System, Series D, 5.00%, 6/15/32	1,825	1,856,153

		82,364,937
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	1,040	1,154,140
New York — 3.7%
City of New York New York Transitional Finance Authority, RB:
Fiscal 2009, Series S-4, 5.50%, 1/15/34	7,250	7,782,802
Future Tax Secured Fiscal, Sub-Series E-1, 5.00%, 2/01/37	3,595	4,136,802
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	4,150	4,777,605
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,920	2,181,869
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/37	3,855	4,391,269
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	8,300	8,994,378
State of New York Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,490,825

		35,755,550
North Carolina — 0.4%
North Carolina Housing Finance Agency, RB, Series 31-A, AMT, 5.25%, 7/01/38	3,915	3,924,513

Municipal Bonds	Par (000)	Value
Ohio — 2.2%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	$3,000	$3,531,090
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 10/01/38	11,135	12,141,270
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	1,950	2,228,596
5.25%, 2/15/33	2,730	3,109,006

		21,009,962
Oregon — 0.4%
Counties of Washington & Multnomah Oregon School District No. 48J Beaverton, GO, Convertible CAB, Series D, 0.00%, 6/15/36 (a)(c)	2,340	2,572,947
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 6/15/38 (d)	2,800	1,110,592

		3,683,539
Pennsylvania — 5.6%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	3,305	3,587,214
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Bridge Finco LP, AMT:
5.00%, 12/31/34	7,115	7,828,492
5.00%, 12/31/38	5,850	6,365,444
5.00%, 6/30/42	6,805	7,366,277
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	9,075	10,011,449
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	1,775	1,946,146
Series A-1, 5.00%, 12/01/41	2,320	2,558,519
Series B, 5.00%, 12/01/40	920	1,015,864
Series C, 5.50%, 12/01/33	1,565	1,821,785
Sub-Series C (AGC), 6.25%, 6/01/18 (b)	5,695	6,026,164
Subordinate, Special Motor License Fund, 6.00%, 12/01/20 (b)	2,575	3,003,068

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	$2,165	$2,379,248

		53,909,670
Rhode Island — 1.2%
Rhode Island Commerce Corp., RB, Airport Corp., Series D:
5.00%, 7/01/41	295	325,556
5.00%, 7/01/46	325	357,334
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	3,000	2,929,710
5.00%, 6/01/50	7,465	7,629,081

		11,241,681
South Carolina — 4.1%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	3,600	4,189,176
South Carolina Public Service Authority, Refunding RB, Series B (AGM), 5.00%, 12/01/56	7,155	7,713,376
State of South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	6,530	7,117,766
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	11,450	12,468,821
Series E, 5.50%, 12/01/53	2,025	2,199,069
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	5,870	6,213,923

		39,902,131
Texas — 15.6%
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien:
Series A (AGC), 5.38%, 5/15/19 (b)	3,460	3,761,608
Series A (AGC), 6.00%, 5/15/19 (b)	5,400	5,938,866
Series A (AGC), 6.00%, 11/15/35	300	329,643
Series A (AGC), 5.38%, 11/15/38	190	204,366
Series A (AGM), 5.00%, 11/15/17 (b)	10,000	10,221,600

Municipal Bonds	Par (000)	Value
Texas (continued)
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 2/01/38	$1,450	$1,628,336
City of San Antonio Texas Electric & Gas Revenue, Refunding RB, 5.00%, 2/01/42	7,450	8,572,789
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (d)	5,810	2,556,865
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	2,095	2,347,029
Dallas ISD, GO, School Building (PSF-GTD), 6.38%, 2/15/18 (b)	10,000	10,432,300
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT, 5.00%, 11/01/38	10,980	11,803,610
Dallas-Fort Worth International Airport, Refunding ARB, Series F:
5.25%, 11/01/33	2,745	3,160,209
5.00%, 11/01/35	5,000	5,463,050
Grand Prairie ISD, GO, Refunding, CAB, 0.00%, 8/15/18 (b)(d)	10,000	5,058,800
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (d)	9,685	3,859,666
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/43 (d)	24,100	5,789,061
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 1/01/19 (b)	5,100	5,518,863
1st Tier System, Series A (NPFGC), 5.13%, 1/01/18 (b)	17,540	18,037,434
1st Tier System, Series A, 5.13%, 1/01/28	2,460	2,525,510
1st Tier System, Series A (NPFGC), 6.00%, 1/01/28	1,175	1,269,047
1st Tier System, Series S, 5.75%, 1/01/18 (b)	8,540	8,817,977
1st Tier System, Series SE, 5.75%, 1/01/40	1,460	1,502,690
Series B, 5.00%, 1/01/40	1,710	1,889,054
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (d):
0.00%, 9/15/35	680	293,563
0.00%, 9/15/36	12,195	4,959,950
0.00%, 9/15/37	8,730	3,340,622

8	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/32	$3,930	$4,220,427
Natural Gas Utility Improvements, 5.00%, 12/15/31	1,665	1,795,086
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	3,630	3,877,675
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	11,345	12,378,416

		151,554,112
Utah — 2.3%
Salt Lake City Corp. Airport Revenue, RB, Series A, AMT, 5.00%, 7/01/42	3,490	3,944,293
Utah Transit Authority, Refunding RB, CAB (d):
Sub-Series A (AGC), 0.00%, 6/15/20	10,000	8,683,700
Sub-Series A (NPFGC), 0.00%, 6/15/24	13,930	9,908,688

		22,536,681
Washington — 1.3%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	2,830	3,103,435
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	1,000	1,090,070
Providence Health & Services, Series A, 5.25%, 10/01/39	2,725	2,924,688
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	5,400	5,727,024

		12,845,217
Wisconsin — 0.5%
Public Finance Authority, RB, KU Campus Development Corp., Central District Development Project, 5.00%, 3/01/46	875	967,024

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	$3,745	$4,049,955

		5,016,979
Total Municipal Bonds - 115.7%		1,121,200,298

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 1.1%
Arizona School Facilities Board, COP (AGC), 5.13%, 9/01/18 (b)(f)	10,000	10,552,800
California — 6.9%
California State University, RB, Systemwide, Series A (AGM):
5.00%, 11/01/18 (b)(f)	7,793	8,109,325
5.00%, 11/01/33	204	212,199
California State University, Refunding RB, Systemwide, Series A (AGM):
5.00%, 5/01/18 (b)	7,840	7,842,703
5.00%, 5/01/18 (b)	5,040	5,041,738
5.00%, 11/01/37	5,555	5,556,915
City of Riverside California, RB, Issue D (AGM), 5.00%, 10/01/38	20,000	20,998,200
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM) (b):
5.00%, 5/01/18	1,554	1,619,802
5.00%, 5/01/18	7,816	8,143,925
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (b)	5,248	5,830,813
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (b)	1,047	1,145,285
University of California, RB, Series O, 5.75%, 5/15/19 (b)	2,206	2,416,200

		66,917,105
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (f)	2,469	2,564,342

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2017	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	$3,932	$4,384,134
District of Columbia — 1.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	2,594	2,879,634
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (b)(f)	4,277	4,582,525
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	6,880	7,682,621

		15,144,780
Florida — 4.6%
City of Miami Beach Florida, RB, 5.00%, 9/01/45	8,760	9,824,252
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	4,840	5,373,562
County of Miami-Dade Florida Water & Sewer System (AGC), 5.00%, 10/01/39	11,702	12,896,632
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (b)	12,013	13,193,284
State of Florida Board of Education, GO, Refunding, Series C, 5.00%, 6/01/18 (f)	3,299	3,344,039

		44,631,769
Illinois — 4.5%
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (b)(f)	3,499	3,805,931
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (b)	10,000	10,622,500
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series A, 5.00%, 1/01/40	7,621	8,450,425
Senior, Series B, 5.00%, 1/01/40	2,939	3,268,513
Senior, Series C, 5.00%, 1/01/36	10,000	11,108,085
Series A, 5.00%, 1/01/38	5,836	6,440,343

		43,695,797

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 9/01/47	$13,470	$16,011,517
Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/01/46	4,204	4,708,914
Michigan — 0.9%
Michigan Finance Authority, RB, Beaumont Health Credit Group, 5.00%, 11/01/44	5,591	6,138,916
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	2,410	2,659,796

		8,798,712
Nevada — 1.7%
County of Clark Nevada Water Reclamation District, GO, Series B (b):
5.50%, 7/01/19	510	558,258
Limited Tax, 5.75%, 7/01/19	4,813	5,296,221
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 6/01/46	9,840	11,094,994

		16,949,473
New Jersey — 2.1%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	2,320	2,650,623
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	10,000	12,324,900
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	4,961	5,075,299

		20,050,822
New York — 8.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series DD:
5.00%, 6/15/18 (b)	2,586	2,699,417
5.00%, 6/15/37	14,981	15,639,016

10	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	$15,521	$17,201,363
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	4,740	5,426,162
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	9,850	11,336,759
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	4,280	4,856,474
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 3/15/43	14,280	15,833,093
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 198th Series, 5.25%, 11/15/56	6,402	7,399,312
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	4,500	4,789,395

		85,180,991
Ohio — 0.7%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 4/28/18 (b)	4,990	5,192,744
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	1,520	1,623,041

		6,815,785
Pennsylvania — 0.3%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB (BAM), 5.00%, 8/15/42	2,560	2,851,891
Texas — 4.8%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	1,799	1,979,356

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 2/15/41	$9,840	$10,994,035
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37 (f)	8,868	9,540,767
Friendswood ISD Texas, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/18 (b)	12,955	13,379,265
Texas State University Systems, Refunding RB, 5.25%, 3/15/18 (b)	10,000	10,378,600

		46,272,023
Virginia — 0.4%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/18 (b)	3,944	4,120,400
Washington — 2.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (b)	16,770	17,357,621
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	8,205	9,615,603

		26,973,224
Wisconsin — 2.8%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/19 (b)	14,780	16,229,179
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	2,490	2,679,389
Series C, 5.25%, 4/01/19 (b)(f)	7,459	8,048,190

		26,956,758
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 46.8%		453,581,237
Total Long-Term Investments (Cost — $1,484,644,770) — 162.5%		1,574,781,535

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2017	11

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.70% (g)(h)	9,069,456	$9,071,270
Total Short-Term Securities (Cost — $9,070,559) — 1.0%		9,071,270

Value
Total Investments (Cost — $1,493,715,329*) — 163.5%	$1,583,852,805
Other Assets Less Liabilities — 0.5%	5,350,256
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (27.3)%	(264,383,381)
VRDP Shares at Liquidation Value, Net of Deferred Offering Cost — (36.7)%	(355,917,870)

Net Assets Applicable to Common Shares — 100.0%	$968,901,810

* As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,233,861,180

Gross unrealized appreciation	$94,681,894

Gross unrealized depreciation	(8,484,291)
Net unrealized appreciation	$86,197,603

Notes to Schedule of Investments

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	When-issued security.

(d)	Zero-coupon bond.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between June 1, 2017 and December 1, 2029, is $33,967,868.

(g)	During the period ended April 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	5,108,362	3,961,094	9,069,456	$9,071,270	$38,681	$5,161	$711

[1] Includes net capital gain distributions.

(h)	Current yield as of period end.

12	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GAB	Grant Anticipation Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(89)	5-Year U.S. Treasury Note	June 2017	$10,538,156	$(45,947)
(328)	10-Year U.S. Treasury Note	June 2017	$41,235,750	(354,597)
(354)	Long U.S. Treasury Bond	June 2017	$54,150,938	(701,498)
(50)	Ultra U.S. Treasury Bond	June 2017	$8,146,875	(156,313)
Total				$(1,258,355)

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2017	13

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,574,781,535	—	$1,574,781,535
Short-Term Securities	$9,071,270	—	—	9,071,270

Total Investments	$9,071,270	$1,574,781,535	—	$1,583,852,805

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(1,258,355)	—	—	$(1,258,355)
[1] See above Schedule of Investments for values in each state or political sub-division.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

14	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(263,794,022)	—	$(263,794,022)
VRDP Shares at Liquidation Value	—	(356,400,000)	—	(356,400,000)

Total	—	$(620,194,022)	—	$(620,194,022)

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2017	15

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund III, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: June 22, 2017